Note 3 - Earnings per Share (Details) - Summary of Net Income (Loss) Earnings Per Share (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Net Income (Loss) Earnings Per Share [Abstract]
Net income (loss) attributable to Gyrodyne	$ (405,557)	$ 48,707,990	$ (2,227,483)	$ 47,380,476	$ 46,063,206	$ 99,048,253	$ (1,124,665)
Weighted average number of common shares outstanding	1,482,680	1,482,680	1,482,680	1,482,680	1,482,680	1,482,680	1,340,706
Net Income (loss) per common share attributable to Gyrodyne (“EPS”)	$ (0.01)	$ 32.85	$ (0.04)	$ 31.96	$ 31.07	$ 66.80	$ (0.84)